SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
17.	SEGMENT INFORMATION

The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Based on this assessment, the Group has determined that it operates in a single reportable segment that includes the design, development, and manufacture of solar cells and modules. The following table summarizes the Group's revenues generated from different geographic locations in which customers are based:

	Years ended December 31,
	2011	2012	2013
	$	$	$
Europe:
- Germany	57,314,051	65,979,111	43,997,078
- Italy	170,680,970	45,429,510	7,747,266
- Spain	4,432,090	656,723	1,558,828
- Belgium	46,114,145	1,953,916	1,319,670
- France	58,439,157	19,758,758	48,504,587
- Czech Republic and Slovakia	28,259,894	5,699,269	1,806,237
- Bulgaria	-	22,300,958	1,886,258
- United Kingdom	-	11,844,591	6,055,612
- Others	42,375,518	34,582,052	36,316,562

Europe total	407,615,825	208,204,888	149,192,098

PRC	38,086,463	29,148,928	97,038,992
India	49,415,452	867,177	26,943,051
South Korea	7,234	14,244	-
Australia	32,599,218	39,605,278	7,783,075
America	3,991,732	1,932,147	1,837,797
Japan	-	-	31,313,082
Others	34,575,831	12,948,699	2,077,599

Total net revenues	566,291,755	292,721,361	316,185,694

Substantially all the identifiable assets of the Group are located in the PRC.